Management of Financial Risks - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2018 USD ($)
Disclosures Of Financial Risk Management [Line Items]
Cash flows used by operating activities	€ (39,270,000)	€ (24,702,000)	€ (17,614,000)
Cash and cash equivalents	134,371,000	185,525,000	37,646,000
Conditional advances	1,181,000	1,182,000	1,182,000
Financial liabilities related to finance leases	39,000	117,000	204,000
Vendors	16,655,000	8,076,000	4,832,000
Total financial liabilities	2,019,000	2,843,000	2,865,000
Bank overdrafts		11,000
Bank account position held in USD | $				$ 94,291
Impact of 1% decrease in change in exchange rate	815,000
Impact of 5% decrease in change in exchange rate	3,921,000
Impact of 10% decrease in change in exchange rate	7,486,000
Less than one year [member]
Disclosures Of Financial Risk Management [Line Items]
Financial liabilities related to finance leases	39,000	79,000	50,000
Total financial liabilities	776,000	824,000	50,000
Later than five years [member]
Disclosures Of Financial Risk Management [Line Items]
Conditional advances	1,181,000	1,182,000	1,182,000
Total financial liabilities	1,181,000	1,182,000	1,182,000
Liquidity risk [member]
Disclosures Of Financial Risk Management [Line Items]
Cash flows used by operating activities	39,300	24,700	17,600
Cash and cash equivalents	134,400
Liquidity risk [member] | Contractual Cash Flows [Member]
Disclosures Of Financial Risk Management [Line Items]
Bank loans	(799,000)	(1,534,000)	(1,480,000)
Conditional advances	(1,181,000)	(1,182,000)	(1,182,000)
Financial liabilities related to finance leases	(39,000)	(117,000)	(149,000)
Vendors	(16,655,000)	(8,076,000)	(4,832,000)
Total financial liabilities	(18,674,000)	(10,919,000)	(7,644,000)
Bank overdrafts		(11,000)
Liquidity risk [member] | Contractual Cash Flows [Member] | Less than one year [member]
Disclosures Of Financial Risk Management [Line Items]
Bank loans	(738,000)	(735,000)
Financial liabilities related to finance leases	(39,000)	(79,000)	(59,000)
Vendors	(16,655,000)	(8,076,000)	(4,832,000)
Total financial liabilities	(17,431,000)	(8,900,000)	(4,891,000)
Bank overdrafts		(11,000)
Liquidity risk [member] | Contractual Cash Flows [Member] | Later than one year and not later than five years [member]
Disclosures Of Financial Risk Management [Line Items]
Bank loans	(62,000)	(799,000)	(1,480,000)
Financial liabilities related to finance leases		(39,000)	(91,000)
Total financial liabilities	(62,000)	(838,000)	(1,571,000)
Liquidity risk [member] | Contractual Cash Flows [Member] | Later than five years [member]
Disclosures Of Financial Risk Management [Line Items]
Conditional advances	(1,181,000)	(1,182,000)	(1,182,000)
Total financial liabilities	(1,181,000)	(1,182,000)	(1,182,000)
Liquidity risk [member] | Gross carrying amount [member] | Contractual Cash Flows [Member]
Disclosures Of Financial Risk Management [Line Items]
Bank loans	799,000	1,534,000	1,480,000
Conditional advances	1,181,000	1,182,000	1,182,000
Financial liabilities related to finance leases	39,000	117,000	204,000
Vendors	16,655,000	8,076,000	4,832,000
Total financial liabilities	€ 18,674,000	10,919,000	€ 7,697,000
Bank overdrafts		€ 11,000
Currency risk [member] | United States of America, Dollars
Disclosures Of Financial Risk Management [Line Items]
Percentage of operating expenses denominated in U.S. dollars	30.00%